RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Restricted cash	$ 35,288	$ 2,339
Term loan
Disclosure of detailed information about borrowings [line items]
Restricted cash	$ 32,900